401(K) Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Postemployment Benefits [Abstract]
Employer contribution percentage under 401(K) plan	4.00%
Expense recognized related to 401 (K) Contributions plan	$ 20	$ 0